Revenue from contracts with customers - Summary of Contract Balances (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (refer note 10)	₨ 35,980	₨ 25,914	₨ 19,176
Contract assets (refer note 13)	86	25	1
Contract liabilities (refer note 24)	₨ 1,425	₨ 1	₨ 4